INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of December 31,
	2 0 2 2	2 0 2 1

Raw materials	38,050	22,953
Service inventory	26,069	19,838
Work in process	25,676	19,125
Finished goods	26,805	16,749
	116,600	78,665